Consolidated Statements of Operations - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
General and administrative expenses	$ 251,144	$ 3,857,197
Loss from operations	(251,144)	(3,857,197)
OTHER INCOME
Compensation expense		(670,000)
Interest earned on bank account	14,609	56,002
Interest earned on investments held in Trust Account	1,756,198	10,479,542
Total other income	1,770,807	9,865,544
NET INCOME	$ 1,519,663	$ 6,008,347
Class A Ordinary Shares
OTHER INCOME
Weighted average shares outstanding	7,500,000	25,425,000
Basic net income per ordinary share	$ 0.1	$ 0.18
Diluted net income per ordinary share	$ 0.1	$ 0.18
Class B Ordinary Shares
OTHER INCOME
Weighted average shares outstanding	8,289,473	8,333,333
Basic net income per ordinary share	$ 0.1	$ 0.18
Diluted net income per ordinary share	$ 0.1	$ 0.18